Government Grants (Details) - Schedule of Research and Development - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Research and Development [Abstract]
Rapid detection of antibody-based pathogens		$ 42,055
Multi-marker test for the early detection of pancreatic cancer	$ 27,696	108,999
Total research and development projects	$ 27,696	$ 151,054